Vessels Under Construction (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Vessels under construction at January 1, 2017	$ 150,492
Payments to shipyard	97,147	$ 84,665
Vessels under construction at June 30, 2017	55,077
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Vessels under construction at January 1, 2017	150,492
Other payments including site team costs and initial stores	3,328
Capitalized interest	1,337
Transfer to vessels in operation	(192,562)
Vessels under construction at June 30, 2017	55,077
Vessels Under Construction [Member] | Shipyard [Member]
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 92,482